Capital stock - Schedule of outstanding shares (Details) $ in Thousands			12 Months Ended
	Mar. 01, 2021 shares	Jan. 26, 2021 shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 CAD ($) shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance			$ 7,264,160	$ 6,790,230
Issued upon exercise of stock options (in shares) | shares			1,290,919	1,438,877
Issued upon exercise of stock options			$ 61,054	$ 57,151
PSUs exercised			0	0
Purchased and held in trust			(31,404)	(55,287)
Ending balance			6,986,232	7,264,160
Purchase and cancellation of Class A subordinate voting shares			$ 1,502,824	$ 1,043,517
Capital stock
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			259,636,581,000	268,803,168,000
Beginning balance			$ 1,761,873	$ 1,903,977
Issued upon exercise of stock options (in shares) | shares			1,290,919,000	1,438,877,000
Issued upon exercise of stock options			$ 73,827	$ 69,420
PSUs exercised (in shares) | shares			0	0
PSUs exercised			$ 7,150	$ 9,078
Purchased and cancelled (in shares) | shares			(15,310,465,000)	(10,605,464,000)
Purchased and cancelled			$ (177,560)	$ (165,315)
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ (1,181)
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ (31,404)	$ (55,287)
Conversion of shares (in shares) | shares			0
Conversion of shares			$ 0
Ending balance (in shares) | shares			245,617,035,000	259,636,581,000
Ending balance			$ 1,632,705	$ 1,761,873
Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			230,690,875,000	239,857,462,000
Beginning balance			$ 1,721,491	$ 1,863,595
Issued upon exercise of stock options (in shares) | shares			1,290,919,000	1,438,877,000
Issued upon exercise of stock options			$ 73,827	$ 69,420
PSUs exercised (in shares) | shares			0	0
PSUs exercised			$ 7,150	$ 9,078
Purchased and cancelled (in shares) | shares			(15,310,465,000)	(10,605,464,000)
Purchased and cancelled			$ (177,560)	$ (165,315)
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ (1,181)
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ (31,404)	$ (55,287)
Conversion of shares (in shares) | shares	2,500,000		2,500,000,000
Conversion of shares			$ 3,488
Ending balance (in shares) | shares			219,171,329,000	230,690,875,000
Ending balance			$ 1,595,811	$ 1,721,491
Shares purchased (in shares) | shares			309,606	525,331
Capital stock | Class A subordinate voting shares | Major ordinary share transactions
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares			(150,000)
Purchased and cancelled			$ (1,181)
Purchase and cancellation of Class A subordinate voting shares			$ 16,402
Capital stock | Class B multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares) | shares			28,945,706,000	28,945,706,000
Beginning balance			$ 40,382	$ 40,382
Issued upon exercise of stock options (in shares) | shares			0	0
Issued upon exercise of stock options			$ 0	$ 0
PSUs exercised (in shares) | shares			0	0
PSUs exercised			$ 0	$ 0
Purchased and cancelled (in shares) | shares			0	0
Purchased and cancelled			$ 0	$ 0
Purchased and not cancelled (in shares) | shares			0
Purchased and not cancelled			$ 0
Purchased and held in trust (in shares) | shares			0	0
Purchased and held in trust			$ 0	$ 0
Conversion of shares (in shares) | shares	2,500,000		(2,500,000,000)
Conversion of shares			$ (3,488)
Ending balance (in shares) | shares			26,445,706,000	28,945,706,000
Ending balance			$ 36,894	$ 40,382
Contributed surplus
Reconciliation of number of shares outstanding [abstract]
Beginning balance			252,935	245,577
Issued upon exercise of stock options			(12,773)	(12,269)
PSUs exercised			(7,150)	(9,078)
Ending balance			289,718	252,935
Contributed surplus | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Issued upon exercise of stock options			12,773	12,269
Retained earnings
Reconciliation of number of shares outstanding [abstract]
Beginning balance			4,703,642	4,463,982
Ending balance			$ 4,732,229	$ 4,703,642
PSUs
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares) | shares			119,108	157,788
PSUs | Capital stock
Reconciliation of number of shares outstanding [abstract]
PSUs exercised (in shares) | shares			119,108	157,788
PSUs | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Shares outstanding, held in trust (in shares) | shares			1,433,521	1,243,022
Normal Course Issuer Bid | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares			(11,255,600)	(4,596,559)
Purchased and cancelled			$ (1,119,226)	$ (443,517)
Number of shares authorized for purchase and cancellation (in shares) | shares		19,184,831
Normal Course Issuer Bid | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled			$ (1,030,437)	$ (406,747)
Normal Course Issuer Bid - Caisse De Depot | Capital stock | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled (in shares) | shares			(4,204,865)	(6,008,905)
Purchased and cancelled			$ (400,000)	$ (600,000)
Normal Course Issuer Bid - Caisse De Depot | Retained earnings | Class A subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Purchased and cancelled			$ (310,048)	$ (471,455)